Sales, General & Administrative Expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Sales, General & Administrative Expenses

13.Sales, General & Administrative Expenses

	For the Year Ended December 31,
	2021	2020*	2019*
	$’000	$’000	$’000
Employee benefits expense	100,095	34,362	26,020
Professional fees	19,200	8,645	4,469
IT and hosting costs	16,430	11,559	9,988
Depreciation and amortization	16,222	3,399	1,315
Marketing	9,982	6,575	7,691
Insurance	9,598	4,172	2,444
Contractors and consultants expense	7,425	2,501	7,008
Staffing, training and recruitment	6,321	3,494	6,393
Property related expenses	5,677	8,651	10,214
Local taxes	2,311	2,359	2,321
Office and clinical supplies	1,119	2,120	2,362
Other	2,293	6,844	4,045
Total	196,673	94,681	84,270
*	Restated to reflect reclassification of certain expense items described in Note 2.